Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 296,931,000.00
Previously Paid Amount	0.00
Total Fee Amount	43,827.02
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 43,827.02
Narrative - Max Aggregate Offering Price	$ 296,931,000.00
Final Prospectus	true